DERIVATIVES (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Liabilities
The conversion component in the convertible notes		$ 0	$ 96
Viola Warrants (non-traded)	[1]	371	2,315
Warrants (Series 4) (traded) issued in the 2015 rights offering	[1]	71	464
Liabilities		$ 442	$ 2,875

[1]	See Note 14c.